Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease Disclosure [Abstract]
Schedule of Right-of-use Assets
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2023	5,154	332	5,486
Additions	1,321	—	1,321
Modifications to and disposals of lease contracts	(236)	(154)	(390)
Effects of foreign exchange	(358)	(15)	(373)
Balance – December 31, 2024	5,881	163	6,044
Additions	2,740	—	2,740
Modifications to and disposals of lease contracts	(1,864)	(171)	(2,035)
Effects of foreign exchange	420	8	428
Balance – December 31, 2025	7,177	—	7,177

	Premises	Others	Total

Accumulated amortization
Balance – December 31, 2023	3,886	258	4,144
Amortization	1,429	26	1,455
Modifications to and disposals of lease contracts	(217)	(154)	(371)
Effects of foreign exchange	(322)	7	(315)
Balance – December 31, 2024	4,776	137	4,913
Amortization	1,424	4	1,428
Modifications to and disposals of lease contracts	(1,864)	(155)	(2,019)
Effects of foreign exchange	454	14	468
Balance – December 31, 2025	4,790	—	4,790

Carrying value
Net balance – December 31, 2024	1,105	26	1,131
Net balance – December 31, 2025	2,387	—	2,387

Schedule of Lease Obligations
The Company’s lease obligations are as follows:

	2025	2024
	$	$
Balance – January 1	1,495	2,109
Additions	2,740	1,321
Disposals	(19)	(29)
Interest accretion	130	142
Lease repayments	(1,828)	(1,969)
Effects of foreign exchange	42	(79)
Balance – December 31	2,560	1,495

Current	621	1,341
Non-current	1,939	154
	2,560	1,495

Schedule of Minimum Annual Rentals
As at December 31, 2025, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2026	767
2027	564
2028	348
2029	353
2030	289
Thereafter	930
3,251